SUPPLEMENT TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION The date of this supplement is November 28, 2014.

For the MFS® Funds listed below:

MFS® GLOBAL EQUITY FUND

MFS® GLOBAL TOTAL RETURN FUND

MFS® UTILITIES FUND

MFS® GLOBAL GROWTH FUND

MFS® STRATEGIC INCOME FUND

MFS® INFLATION-ADJUSTED BOND FUND

MFS® EQUITY OPPORTUNITIES FUND

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

Effective immediately, Appendix D entitled “Portfolio Manager(s)” is hereby restated as follows on behalf of MFS Global Total Return Fund only:

APPENDIX D - PORTFOLIO MANAGER(S)

Compensation–MFS

Portfolio manager compensation is reviewed annually. As of December 31, 2013, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2013, the following benchmarks were used to measure the following portfolio managers’ performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Global Total Return Fund	Nevin P. Chitkara	MSCI World Index MSCI World Value Index Lipper Global Funds Lipper Global Large-Cap Value Equity Funds

	Pablo De La Mata[1]	MSCI World Index

	Pilar Gomez-Bravo	Barclays Global Credit Index

	Steven R. Gorham	MSCI World Index MSCI World Value Index Lipper Global Funds Lipper Global Large-Cap Value Equity Funds

	Richard O. Hawkins	Barclays Global Aggregate Bond Index

	Robert D. Persons	Barclays Global Credit Index

	Benjamin Stone	MSCI World Index MSCI World Value Index Lipper Global Funds Lipper Global Large-Cap Value Equity Funds

	Erik S. Weisman	Barclays Global Aggregate Bond Index

	Barnaby Wiener	MSCI World Index MSCI World Value Index Lipper Global Funds Lipper Global Large-Cap Value Equity Funds

1                                           Information is as of September 30, 2014.

As of December 31, 2012, no benchmarks were used to measure the performance of Ms. Bravo and Mr. Persons for MFS Global Total Return Fund and Mr. Brown for MFS Strategic Income Fund because the portfolio managers were not portfolio managers of the Funds at that time.

Additional or different benchmarks, including versions of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate

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as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund’s fiscal year ended October 31, 2013. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund

MFS Global Total Return Fund	Nevin P. Chitkara	C

	Pablo De La Mata[1]	N

	Pilar Gomez-Bravo	N

	Steven R. Gorham	F

	Richard O. Hawkins	D

	Robert D. Person	N

	Benjamin Stone	N

	Erik S. Weisman	C

	Barnaby Wiener	N

1                                           Information is as of October 31, 2014.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  The number and assets of these accounts were as follows as of the fiscal year ended October 31, 2013:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Global Total Return Fund	Nevin P. Chitkara	Registered Investment Companies[1]	19	$56.0 billion
		Other Pooled Investment Vehicles	6	$4.7 billion
		Other Accounts	39	$15.0 billion

	Pablo De La Mata[2]	Registered Investment Companies[1]	9	$26.7 billion
		Other Pooled Investment Vehicles	8	$8.8 billion
		Other Accounts	32	$8.7 billion

	Pilar Gomez-Bravo	Registered Investment Companies[1]	4	$3.4 billion
		Other Pooled Investment Vehicles	1	$2.1 billion
		Other Accounts	1	$26.3 million

	Steven R. Gorham	Registered Investment Companies[1]	18	$55.9 billion

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

		Other Pooled Investment Vehicles	6	$4.7 billion
		Other Accounts	39	$14.9 billion

	Richard O. Hawkins	Registered Investment Companies[1]	11	$18.6 billion
		Other Pooled Investment Vehicles	2	$2.2 billion
		Other Accounts	5	$674.3 million

	Robert D. Persons	Registered Investment Companies[1]	11	$13.8 billion
		Other Pooled Investment Vehicles	3	$2.7 billion
		Other Accounts	4	$716.3 million

	Benjamin Stone	Registered Investment Companies[1]	9	$20.1 billion
		Other Pooled Investment Vehicles	6	$5.8 billion
		Other Accounts	29	$7.0 billion

	Erik S. Weisman	Registered Investment Companies[1]	11	$6.3 billion
		Other Pooled Investment Vehicles	3	$2.3 billion
		Other Accounts	1	$26.3 million

	Barnaby Wiener	Registered Investment Companies[1]	9	$20.1 billion
		Other Pooled Investment Vehicles	6	$3.6 billion
		Other Accounts	22	$6.1 billion

1                                           Includes the Fund.

2                                           Information is as of October 31, 2014.

With respect to the accounts identified in the table above, Mr. Wiener manages 2 other accounts with assets totaling $710.2 million, and Mr. Stone manages 2 other accounts with assets totaling $710.2 million for which the advisory fees are based in part on the performance of the accounts. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager’s compensation is not determined by reference to the level of performance fees received by MFS.

Potential Conflicts of Interest

For the purposes of this section, all references to “Adviser” shall include UBS with respect to the portion of the MFS Global Alternative Strategy Fund for which UBS provides investment advisory services.

The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.

MFS

In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries.  A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments.  Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.